INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

NOTE 7 - INCOME TAXES

The following table sets forth the components of the Company’s income tax expense (benefit) for the years ended December 31, 2023 and 2022:

Current:	2023	2022
Federal State and local	$—	$—
Total Current	—	—
Deferred:
Federal State and local benefit	(2,188,648)	(4,567,483)
Net operating loss, net of state tax effect	(60,546)	(60,546)
Meals and entertainment	12,347	616
Stock based expenses	20,591	4,473
Impairment	---	1,529,488
Amortization	---	137,808
Derivative expense	1,141,578	136,515
Loss (Gain) on extinguishment	(132,766)	472,099
Change in allowance	1,207,444	2,347,030
Total Benefit	$—	$—

The following table sets forth a reconciliation of the Company’s income tax expense (benefit) as the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2023 and 2022:

	2023	2022
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	—	—

The following table sets forth the components of the Company’s deferred income taxes as of December 31, 2023 and 2022:

Current deferred tax assets (liabilities):	2023	2022
Valuation allowance	$—	$—
Total current deferred tax asset (liability)	—	—

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	795,339	1,936,917
Intangible assets amortization	2,122,194	1,687,645
Net operating loss carry forwards	9,154,645	8,011,600
Stock base compensation	2,176,660	2,016,952
Loss (gain) on debt extinguishment	339,333	(1,207,765)
Less; Valuation allowance	(14,588,170)	$(12,445,349)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	$—

The Company has approximately $44,000,000 and $38,000,000 of net operating loss carry forwards as of December 31, 2023 and 2022, respectively, which expire in varying amounts, if unused. Because of the change in ownership of more than 50% of the Company in accordance with Section 382 of the IRS Code, these net operating loss carry forwards may be significantly limited to use in future periods.